E.C. Agreement (Details) (Agreement With European Commission [Member], USD $) In Millions, unless otherwise specified	1 Months Ended			12 Months Ended
	Jul. 31, 2007 years	Jul. 31, 2006	Jul. 31, 2005	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2004
Agreement With European Commission [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of payments							13
Tenure of payment							12 years
Initial payment							$ 250
Additional payments on the first anniversary of the agreement			150
Additional payments on the second anniversary of the agreement		100
Additional payments thereafter	75
Additional payment term, years	10
Maximum qualifying product seizures size (in units)							90,000,000
Excise taxes VAT customs duties multiplier, up to maximum product seizures							1
Excise taxes VAT customs duties multiplier, above maximum product seizures							5
Total charges related to E.C. Agreement				$ 86	$ 91	$ 84